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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       JGE Capital Management, LLC
Address:    101 California Street, Suite 4050
            San Francisco, CA 94111

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Cheryl Thompson
Title:      Chief Operating Officer
Phone:      415-675-3200

Signature, Place, and Date of Signing:

/s/ Cheryl Thompson             San Francisco, CA             August 9, 2005
-----------------------       ----------------------     ----------------------
Chief Operating Officer          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager: NONE
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        -----------

Form 13F Information Table Entry Total:        15
                                        -----------

Form 13F Information Table Value Total:   242,988
                                        -----------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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                           FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
        --------           --------  --------    ---------    -------------------   --------   --------     --------------------
                           TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------              -----      -----      --------    -------   ---  ----  ----------  --------     ----    ------  ----

EAST PEAK PARTNERS, L.P.
------------------------
ALTRIA GROUP INC             COM     022095 10 3    12,932      200,000  SH           SOLE      NONE         200,000
BLACKBAUD INC                COM     09227Q 10 0    11,475      850,000  SH           SOLE      NONE         850,000
CNET NETWORKS INC            COM     12613R 10 4       587       50,000  SH           SOLE      NONE          50,000
CROWN CASTLE INT'L CORP      COM     228227 10 4    71,120    3,500,000  SH           SOLE      NONE       3,500,000
FIRST AMERICAN CORP          COM     318522 30 7    20,070      500,000  SH           SOLE      NONE         500,000
GLOBAL SIGNAL INC.           COM     37944Q 10 3    11,446      304,000  SH           SOLE      NONE         304,000
HEALTHSOUTH CORP             COM     421924 10 1    28,000    5,000,000  SH           SOLE      NONE       5,000,000
HERBALIFE LTD                COM     G4412G 10 1    30,995    1,434,300  SH           SOLE      NONE       1,434,300
JP MORGAN CHASE & CO         COM     46625H 10 0     1,738       49,200  SH           SOLE      NONE          49,200
KKR FINANCIAL                COM     482476 30 6    10,000      400,000  SH           SOLE      NONE         400,000
NETFLIX INC                  COM     64110L 10 6     5,826      355,000  SH           SOLE      NONE         355,000
NETWORK EQUIPMENT TECH       COM     641208 10 3    13,932    2,700,000  SH           SOLE      NONE       2,700,000
PFIZER INC                   COM     717081 10 3    13,790      500,000  SH           SOLE      NONE         500,000
RIGHTNOW TECHNOLOGIES INC    COM     76657R 10 6     2,945      245,000  SH           SOLE      NONE         245,000
SAFEWAY INC.                 COM     786514 20 8     8,132      360,000  SH           SOLE      NONE         360,000

                                                   242,988

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